Sales - Deferred income - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue [abstract]
Deferred income in the opening balance	€ 58	€ 76	€ 84
Business related variations	0	(42)	(8)
Changes in the scope of consolidation	0	2	0
Translation adjustment	0	0	(2)
Reclassifications and other items	(6)	22	2
Reclassification to assets held for sale	0	0	0
Deferred income in the closing balance	€ 51	€ 58	€ 76